Cover	Sep. 04, 2024	Apr. 02, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date		Sep. 04, 2024
Entity Registrant Name		TERAWULF INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-41163
Entity Tax Identification Number		87-1909475
Security Exchange Name	NASDAQ
Entity Address, Address Line One		9 Federal Street
Entity Address, City or Town		Easton,
Entity Address, State or Province		MD
Entity Address, Postal Zip Code		21601
City Area Code		(410)
Local Phone Number		770-9500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.001 par value per share
Trading Symbol		WULF
Entity Emerging Growth Company		false
Entity Central Index Key		0001083301
Amendment Flag		false